As filed with the Securities and Exchange Commission on March 18, 2016

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 48

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 49

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
Joe R. Monk	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Drive, Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☒	on April 17, 2016 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)

☐	on pursuant to rule 485(a)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 under the Securities Act of 1933, as amended (the “1933 Act”), to the Registration Statement of State Farm Mutual Fund Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 47 under the 1933 Act which was filed on January 19, 2016. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 47 until April 17, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 18th day of March 2016.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Joe R. Monk
Joe R. Monk Trustee, President and Chairperson of the Board

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joe R. Monk Joe R. Monk	Trustee, President and Chairperson of the Board	March 18, 2016

*Paul J. Smith	Trustee, Senior Vice President and Treasurer	March 18, 2016

*Thomas M. Mengler	Trustee	March 18, 2016

*James A. Shirk	Trustee	March 18, 2016

*Diane L. Wallace	Trustee	March 18, 2016

*Victor J. Boschini	Trustee	March 18, 2016

*David L. Vance	Trustee	March 18, 2016

*Alan R. Latshaw	Trustee	March 18, 2016

*Anita M. Nagler	Trustee	March 18, 2016

By:	/s/ David Moore
David Moore Attorney-In-Fact March 18, 2016

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference into this Registration Statement from post-effective amendment number forty-five on Form N-1A, No. 333-42004 filed on April 29, 2015.